CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Statement Of Financial Position [Abstract]
Accounts receivable - margin clients, net of allowance for doubtful accounts	$ 1,153,521	$ 149,523
Accounts receivable - others, net of allowance for doubtful accounts	234,439	3,407
Deferred revenue, current	8,060,844	7,119,096
Accrued expenses and other current liabilities	5,068,001	3,845,786
Amounts due to customers for the trust bank balances held on their behalf	2,109,546	5,599,216
Accounts payable	184,720	189,082
Variable interest entity, consolidated, liabilities, current, no recourse	1,604,241
Income taxes payable	44,128	(2,303)
Deferred revenue, non-current		(9,482)
Deferred tax liabilities, non-current		$ 12,678
Variable interest entity, consolidated, liabilities, non-current, no recourse	$ 741,269
Ordinary shares, shares issued	122,098,018	118,098,018
Ordinary shares, shares outstanding	122,098,018	118,098,018